REVENUES (Narrative) (Details)	12 Months Ended
	Dec. 31, 2015 USD ($)	Dec. 31, 2015 CNY (¥)	Dec. 31, 2014 CNY (¥)	Dec. 31, 2013 CNY (¥)	Dec. 31, 2012 CNY (¥)
Operating Revenue By Product Type [Line Items]
Revenues	$ 2,481,781,084	¥ 16,076,481,503	¥ 9,978,528,648	¥ 7,078,838,515
Generated Electricity Government Subsidy [Member]
Operating Revenue By Product Type [Line Items]
Revenues		407,967,079	161,778,511	2,125,076	¥ 52,700,759
Revenue from subsidy		¥ 322,130,999	¥ 172,737,780	¥ 5,718,481
Percentage of government subsidy recognized as revenue			100.00%
Reduction in revenue due to value-added tax payable			¥ 7,700,000